Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued advertising expenses	$ 371	$ 1,961
Accrued professional fees	580	765
Accrued royalties	502	350
Accrued director compensation and liability insurance	256	272
Other	449	480
Accrued expenses	$ 2,158	$ 3,828